Related Party Transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related Party Transactions
37.	RELATED PARTY TRANSACTIONS

Intercompany balances and transactions between TSMC and its subsidiaries, which are related parties of TSMC, have been eliminated upon consolidation; therefore those items are not disclosed in this note. The following is a summary of significant transactions between the Company and other related parties:

a.	Related party name and categories

Related Party Name	Related Party Categories
GUC	Associates
VIS	Associates
SSMC	Associates
Xintec	Associates
Mutual-Pak	Associates
TSMC Education and Culture Foundation	Other related parties
TSMC Charity Foundation	Other related parties

b.	Net revenue

		Years Ended December 31
		2016	2017	2018
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Net revenue from sale of goods	Associates	$5,929.1	$8,496.0	$8,980.1
	Other related parties	—	0.1	0.3

		$5,929.1	$8,496.1	$8,980.4

Net revenue from royalties	Associates	$516.7	$482.5	$362.3

c.	Purchases

	Years Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Related Party Categories
Associates	$10,108.2	$9,904.6	$8,809.5

d.	Receivables from related parties

		December 31, 2017	December 31, 2018
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Receivables from related parties	GUC	$1,022.9	$481.9
	Xintec	161.2	102.5

		$1,184.1	$584.4

Other receivables from related parties	SSMC	$83.1	$53.8
	VIS	78.2	10.4
	Other Associates	9.8	0.8

		$171.1	$65.0

e.	Payables to related parties

		December 31, 2017	December 31, 2018
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Payables to related parties	Xintec	$817.9	$649.8
	SSMC	407.0	362.6
	VIS	410.0	357.1
	Other Associates	21.5	7.0

		$1,656.4	$1,376.5

f.	Others

		Years Ended December 31
		2016	2017	2018
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Manufacturing expenses	Associates	$1,389.2	$2,196.1	$2,974.6

Research and development expenses	Associates	$161.7	$69.8	$83.1

General and administrative expenses	Other related parties	$60.0	$101.5	$120.8

The sales prices and payment terms to related parties were not significantly different from those of sales to third parties. For other related party transactions, price and terms were determined in accordance with mutual agreements.

The Company leased factory and office from associates. The lease terms and prices were both determined in accordance with mutual agreements. The rental expenses were paid to associates monthly; the related expenses were both classified under manufacturing expenses.

The Company deferred the disposal gain or loss derived from sales of property, plant and equipment to related parties (transactions with associates), and then recognized such gain or loss over the depreciable lives of the disposed assets.

g.	Compensation of key management personnel

The compensation to directors and other key management personnel for the years ended December 31, 2016, 2017 and 2018 were as follows:

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Short-term employee benefits	$2,024.0	$2,170.3	$2,004.9
Post-employment benefits	4.0	3.7	3.4

	$2,028.0	$2,174.0	$2,008.3

The compensation to directors and other key management personnel were determined by the Compensation Committee of TSMC in accordance with the individual performance and the market trends.